Taxation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Weighted average tax rate	12.10%	12.50%	21.10%
Gross tax loss carry forwards, description	the Group had unrecognized tax loss carryforwards amounting to CHF 114.0 million (2019: CHF 151.5 million), of which CHF 113.0 million related to Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG in Switzerland, CHF 1.0 million to Auris Medical Inc. in the United States and CHF 0.0 million to Auris Medical PTY in Australia (2019: CHF 150.4 million for Auris Medical AG, Auris Medical Holding Ltd. and Otolanum AG and CHF 1.1 million for Auris Medical Inc.).